LOSS PER SHARE	12 Months Ended
Dec. 31, 2019
LOSS PER SHARE
LOSS PER SHARE

24.    LOSS PER SHARE

Both the basic and diluted loss per share have been calculated using the loss attributable to shareholders of the Company as the numerator. The weighted average number of Common Shares outstanding used for basic loss per share for the year ended December 31, 2019 amounts to 6,511,672 (years ended December 31, 2018 and 2017: 1,416,011 and 81,524 shares, respectively).

	For the years ended December 31,
	2019	2018	2017
		As restated Note 23	As restated Note 23
Weighted average number of Common Shares	6,511,672	1,416,011	81,524
Loss for the period	$(35,131,015)	$(107,983,475)	$(21,634,068)
Basic and diluted loss per share	$(5.40)	$(76.26)	$(265.37)

Instruments that could potentially have a dilutive effect on the Company’s weighted average shares outstanding include all or a portion of outstanding convertible notes, restricted share units, stock options, and warrants. These instruments are currently excluded from the calculation of diluted earnings per share as they are antidilutive for the periods presented.